Offerings	Jul. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, pursuant to the Amended and Restated Equity Incentive Plan
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	93.64
Maximum Aggregate Offering Price	$ 327,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,260.90
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s Class A Common Stock (“Common Stock”) that become issuable under the Registrant’s Amended and Restated Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affecting such common stock.

(b) The proposed maximum offering price per unit for the Amended and Restated Equity Incentive Plan is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The offering price per share and the aggregate offering price are based upon $93.635 per share, which is the average of the high and low prices of Common Stock, as reported on the Nasdaq Global Select Market on July 7, 2026.

(c) The Registrant does not have any fee offsets.

(d) Rounded to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, pursuant to the Amended and Restated Employee Stock Purchase Plan
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	79.60
Maximum Aggregate Offering Price	$ 35,820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,946.75
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s Amended and Restated Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affecting such common stock.

(b) The proposed maximum offering price per unit for the Amended and Restated Employee Stock Purchase Plan is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The offering price per share and the aggregate offering price are based upon $79.60 per share, which is 85% of the average of the high and low prices Common Stock, as reported on the Nasdaq Global Select Market on July 7, 2026.

(c) The Registrant does not have any fee offsets.

(d) Rounded to the nearest cent.